Other Financial Information	6 Months Ended
Jun. 30, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Other Financial Information

3. Other Financial Information

Short-term Investments

The estimated fair value of our available-for-sale securities was as follows at December 31, 2012 (in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. treasury securities	$13,996	$—	$—	$13,996

There were no impairments considered other-than-temporary for any period presented. Gross realized gains and losses on sales of marketable securities were not significant for any period presented.

Property and Equipment

Property and equipment, leasehold improvements, and related accumulated depreciation and amortization were as follows (in thousands):

	December 31,		June 30, 2014
	2012	2013
			(unaudited)
Manufacturing and laboratory equipment	$3,191	$3,229	$3,995
Office furniture and equipment	47	112	113
Clinical equipment	726	1,606	2,111
Computer equipment and software	95	122	132
Leasehold improvements	2,029	2,830	3,211
Construction in progress	—	323	—

	6,088	8,222	9,562
Less: accumulated depreciation and amortization	(4,904)	(5,755)	(6,298)

Total	$1,184	$2,467	$3,264

Depreciation and amortization expense was $651,000 and $851,000 for the years ended December 31, 2012 and 2013, respectively, and $337,000 (unaudited) and $543,000 (unaudited) for the six months ended June 30, 2013 and 2014, respectively.

In cases where our lessor grants to us leasehold improvement allowances that reduce our rent expense, we capitalize the improvements as incurred and recognize deferred rent, which is amortized over the shorter of the lease term or the expected useful life of the improvements. During the year ended December 31, 2013, we capitalized $478,000 in such leasehold improvements.

Accrued Expenses

Accrued expenses consist of (in thousands):

	December 31,		June 30, 2014
	2012	2013
			(unaudited)
Accrued clinical costs	$312	$2,067	$4,421
Accrued offering costs	28	496	—
Accrued compensation and related taxes	137	512	1,238
Accrued other	116	178	147

Total	$593	$3,253	$5,806